Nov. 02, 2018
KraneShares E Fund China Commercial Paper ETF
KraneShares E Fund China Commercial Paper ETF (the “Fund”)

KRANESHARES TRUST

KraneShares E Fund China Commercial Paper ETF (the “Fund”)

Supplement dated November 2, 2018 to the currently effective Summary Prospectus,

Statutory Prospectus and Statement of Additional Information, as each may be supplemented, for the Fund

This supplement provides new and additional information beyond that contained in the currently effective Summary Prospectus, Statutory Prospectus (each, a “Prospectus” and together, the “Prospectuses”) and Statement of Additional Information listed above and should be read in conjunction with the Prospectuses and Statement of Additional Information.

The following changes are made to the Prospectuses and Statement of Additional Information:

•        In the Fund Summary section related to the Fund in the Prospectuses, the second paragraph of the disclosure included under the “Principal Investment Strategies of the Fund” heading is deleted in its entirety and replaced with the following:

E Fund Management (Hong Kong) Co., Limited (“E Fund”), the Fund's sub-adviser, has received a Renminbi Qualified Foreign Institutional Investor (“RQFII”) license from the China Securities Regulatory Commission (“CSRC”) and has received an initial quota to invest in PRC securities, such as onshore RMB-denominated commercial paper, by China's State Administration of Foreign Exchange (“SAFE”) that enables E Fund to buy PRC securities for the Fund. E Fund may also obtain a license on behalf of the Fund as a Qualified Foreign Institutional Investor (“QFII”). The Fund may also invest in PRC debt securities (“RMB Bonds”) through a People's Bank of China program that permits foreign investors to invest in the onshore CIBM without a RQFII or QFII license (“CIBM Program”) or may invest in RMB Bonds through a Bond Connect Company Limited program (“Bond Connect”) that allows foreign investors, such as the Fund, to invest in RMB Bonds through a Hong Kong account. The securities in which the Fund expects to invest will primarily be purchased and sold in over-the-counter (“OTC”) markets.

•        In the Fund Summary section related to the Fund in the Prospectuses, the following is inserted above “Chinese Credit Rating Risks:”

Bond Connect Risk. Bond Connect was announced on July 2, 2017 and represents an exception to Chinese laws that generally restrict foreign investment in RMB Bonds. In August 2018, Bond Connect enhanced its settlement system to fully implement real-time delivery-versus-payment settlement of trades, which has resulted in increased adoption of Bond Connect by investors. However, there is a risk that Chinese regulators may alter all or part of the structure and terms of, as well as the Fund's access to, Bond Connect in the future or eliminate it altogether, which may limit or prevent the Fund from investing directly in or selling its RMB Bonds.

•        In the Fund Summary section related to the Fund in the Prospectuses, the last sentence of “RQFII and QFII License Risk” is deleted and replaced with the following:

Should the amount of RMB Bonds that the Fund is eligible to invest in be or become inadequate to meet its investment needs, such as if Krane or E Fund is unable to obtain RQFII or QFII status, the Fund may need to rely exclusively on investments through Bond Connect or the CIBM Program to purchase RMB Bonds.

•        In the Statutory Prospectus, the following is added under “China Fixed Income Investing Risk:”

Bond Connect Risk. Bond Connect was announced on July 2, 2017 and represents an exception to Chinese laws that generally restrict foreign investment in RMB Bonds. In August 2018, Bond Connect enhanced its settlement system to fully implement real-time delivery-versus-payment settlement of trades, which has resulted in increased adoption of Bond Connect by investors. However, there is a risk that Chinese regulators may alter all or part of the structure and terms of, as well as the Fund's access to, Bond Connect in the future or eliminate it altogether, which may limit or prevent the Fund from investing directly in or selling its RMB Bonds.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.